Financial Instruments - Summary of Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Categories of financial liabilities [abstract]
Financial liabilities	$ 2,280,600
Accounts Payable and Accrued Liabilities [Member]
Categories of financial liabilities [abstract]
Financial liabilities	339,276
Accounts Payable and Accrued Liabilities [Member] | Financial liabilities at amortised cost, category [member]
Categories of financial liabilities [abstract]
Financial liabilities	339,276	$ 306,942
Financial liabilities, at fair value	339,276	306,942
Dividends Payable [Member] | Financial liabilities at amortised cost, category [member]
Categories of financial liabilities [abstract]
Financial liabilities	3,168	2,283
Financial liabilities, at fair value	3,168	2,283
Long-term debt [Member]
Categories of financial liabilities [abstract]
Financial liabilities	362,358
Long-term debt [Member] | Financial liabilities at amortised cost, category [member]
Categories of financial liabilities [abstract]
Financial liabilities	360,783	507,283
Financial liabilities, at fair value	359,736	499,427
Senior Unsecured Notes [Member]
Categories of financial liabilities [abstract]
Financial liabilities	583,680
Senior Unsecured Notes [Member] | Financial liabilities at amortised cost, category [member]
Categories of financial liabilities [abstract]
Financial liabilities	577,143	0
Financial liabilities, at fair value	589,996	0
Cash [Member] | Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Financial assets	1,228,614	19,997
Financial assets, at fair value	1,228,614	19,997
Accounts receivable [Member] | Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Financial assets	137,474	120,616
Financial assets, at fair value	137,474	120,616
Long-term asset [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Financial assets	8,407	8,000
Financial assets, at fair value	8,407	8,000
Optional redemption [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Financial assets	3,656	0
Financial assets, at fair value	3,656	0
Cross Currency Swap [Member] | Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Categories of financial liabilities [abstract]
Financial liabilities	4,667	0
Financial liabilities, at fair value	4,667	0
Cross Currency Swap [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Financial assets	2,199	0
Financial assets, at fair value	2,199	0
Cross Currency Swap [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Financial assets	1,298	0
Financial assets, at fair value	$ 1,298	$ 0